Software Development Costs (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Software Development Costs
Amortization expense	$ 0	$ 10,000	$ 39,000	$ 46,000
Impairment charge			$ 1,188,000	$ 0